Notes Payable	3 Months Ended
Nov. 30, 2013
Payables and Accruals [Abstract]
Notes Payable

NOTE 8 — NOTES PAYABLE

CONVERTIBLE NOTES PAYABLE:

Convertible notes payable consist of the following as of November 30, 2013 and 2012:

	November 30,	November 30,
	2013	2012

8.0% convertible note due August 31, 2014	$100,000	$125,000
6.0% convertible note due September 2013 (1)	235,025	235,025
8.0% convertible note due Decmeber 31, 2013	9,380
8.0% convertible note due October 2, 2014 (net of discount)	4,041	—

Total unsecured convertible notes payable	348,446	360,025
Less: Current portion	(348,446)	(360,025)

Long-term portion	$—	$—

The following is a summary of future minimum payments on convertible notes payable as of November 30, 2013:

Convertible
Fiscal Year Ending August 31,	Notes Payable
2014	$ 348,446

During May and June 2007, we issued nine Convertible Promissory Notes in an aggregate principal amount of $700,000. These Convertible Promissory Notes were due May 7, 2008, bore interest at the rate of 8% per annum and were convertible into our common stock at a rate of $1.00. Eight of these notes were converted into common stock in fiscal 2009. The remaining Convertible Promissory Note, in the principal amount of $125,000, was extended on January 28, 2010 initially to March 31, 2012, where the conversion rate was reduced to $.60, and then extended to September 30, 2013. In October 2013, the investor sold $25,000 of principal in the note to another accredited investor. At that time, the note was extended to August 31, 2014. As of November 30, 2013, the Company has accrued interest in the amount of $54,718.

On April 1, 2009, we issued to Ms. Lindstrom, our former Chief Executive Officer, a convertible promissory note in lieu of payment of $235,025 in accrued salary owed to Ms. Lindstrom. This note accrues interest at a rate of 6% per annum and was originally due on March 31, 2012. On March 16, 2012, Ms. Lindstrom agreed to extend the due date of the note to September 30, 2013. There was no beneficial conversion feature recognized upon the issuance of this note. This note is currently past due. As of November 30, 2013, the Company has accrued interest in the amount of $65,833

On October 2, 2013 we issued a convertible promissory note in the principal amount of $25,000. This promissory note bears interest at a rate of 8% per annum and is due on October 2, 2013. The note is convertible at a 45% discount of the average of the three lowest closing bid prices in the twenty days preceding the date of conversion. We recorded a beneficial conversion feature of $25,000. As of November 30, 2013, the Company has accrued interest in the amount of $323.

On October 2, 2013, the Company entered into a securities transfer agreement with an accredited investor as well as a current convertible note holder. The agreement called for the accredited investor to purchase $25,000 of the current convertible note holder note. The Company issued to the accredited investor a convertible promissory note bearing interest at 8% and convertible at a 45% discount into shares of the Company’s common stock using a three-day average of the lowest closing bid prices for the twenty trading days immediately preceding the conversion date. On October 3, 2013, the investor converted $15,620 into 4,000,000 shares of the Company’s common stock at a rate of $.003905 per share. As of November 30, 2013, the outstanding principal balance was $9,380. We recorded a $36,380 loss on the conversion. As of November 30, 2013, the Company has accrued interest in the amount of $121.

CONVERTIBLE RELATED PARTY NOTES PAYABLE:

As of November 30, 2013 and 2012, there are no related party convertible notes payable outstanding. The note related to our former CEO is now classified as non-related convertible debt for all comparable periods.

RELATED PARTY NOTES PAYABLE:

	November 30,	November 30,
	2013	2012
6.0% line of credit (2)	$51,600
		—

Outstanding unsecured related party notes payable	$51,600	$—

(1) Note payable to current CEO.

During the last two years, Wayne Erwin, our President and CEO, has advanced a total of $51,600 directly to Dotolo in an open advance account. Interest is being accrued at a rate of 6% per annum. As of November 30, 2013 we have accrued interest in the amount of $3,986. There is no specific due date on this note.

The following is a summary of future minimum payments on related party notes payable as of November 30, 2013:

Related Conv.
Fiscal Year Ending August 31,	Notes Payable
2014	$ 51,600

OTHER NOTES PAYABLE:

	November 30,	November 30,
	2013	2012
12% note payable due May 2014	$ 10,000.00	$ -
Note payable	60,600.00
Time payment lease due January 2014	958.00
Note payable - fee reimbursement	43,333.00
18% note payable due January 2015	30,000.00
18% note payable due January 2015	20,000.00
18% note payable due January 2015	100,000.00
6% note payable due August 2015	111,500.00
6% note payable due October 2017	537,238.00
Bank line of credit loan	4,976.00
Merchant Loan due March 2014	68,950.00
Merchant Loan due May 2014	50,389.00
22% note payable due January 2014	10,000.00
18% note payable due November 2014	10,000.00
18% note payable due November 2014	10,000.00
4% note payable due November 2014	45,909.00

Subtotal	1,113,853

Less: Current portion	(315,115)	-

Long-term portion	$ 798,738	$ -

On May 23, 2013, the Company issued a one year note in the amount of $20,000. The note bears and interest rate of 12% per annum. The Company is required to repayment the note at a rate of $1,867 per month, which includes interest, on the 15th day of each month. The note is secured by certain collateral of our President and CEO. As of November 30, 2013, the outstanding balance was $10,000.

During April 2012, our subsidiary Dotolo, entered into a financing agreement to provide up to $150,000 in funding for the subsidiary. The financing agreement was due in January 2013. After repayments, we currently owe $60,600 which is currently in default. We are currently in final negotiations with the lender on repayment.

Our subsidiary has a time lease payment which is due to be paid off in January 2014. As of November 30, 2013, the outstanding balance was $958.

On August 1, 2013, in connection with our acquisition of Angels of Mercy, Inc. we entered into a promissory note to pay $65,000 of broker’s fees incurred in the acquisition. Monthly payments of $5,417 are due and payable beginning on August 15, 2013. This note bears no interest. As of November 30, 2013, the outstanding balance was $43,333.

On February 27, 2013 our subsidiary Dotolo, entered into a note payable agreement to provide funding to its subsidiary in the principal amount of $30,000. The note bears interest at 18% payable monthly on the 15th and is due in full in January 2015. For the three months ended November 30, 2013, we made interest payments in the amount of $1,350. As of November 30, 2013, we have accrued interest of $1,365.

On March 17, 2013 our subsidiary Dotolo, entered into a note payable agreement to provide funding to its subsidiary in the principal amount of $20,000. The note bears interest at 18% payable monthly on the 15th and is due in full in January 2015. For the three months ended November 30, 2013, we made interest payments in the amount of $900. As of November 30, 2013, we have accrued interest of $990.

On July 26, 2013 the Company issued a 18 month promissory note in the principal amount of $100,000. These funds were used for the cash down payment for the Angels acquisition. The note bears interest at 18% and requires monthly interest payments of $1,200 beginning on September 26, 2013. A final balloon payment of principal and interest in the amount of $107,800 is due on January 26, 2015. For the three months ended November 30, 2013, we made interest payments in the amount of $3,600. As of November 30, 2013 we have accrued interest of $2,650.

On August 1, 2011 our subsidiary Dotolo, entered into a note payable agreement to provide funding to its subsidiary in the principal amount of $111,500. The note bears interest at 6% and matures on August 31, 2015. As of November 30, 2013 the Company has accrued interest of 14,277.

On August 1, 2013, in connection with our acquisition of Angels of Mercy, Inc. we entered into a promissory note to pay $550,000 for the purchase of Angels of Mercy, Inc. Monthly payments of $9,115 are due and payable beginning on November 1, 2013 with a final balloon payment of $205,705 due on October 1, 2017. This note bears interest at a rate of 6%. As of November 30, 2013, the outstanding balance of the note is $537,238.

In September 2013 we borrowed $5,000 from our line of open line of credit with our bank. As of November 30, 2013 the outstanding balance of the line of credit loan was $4,976.

On September 16, 2013, the Company obtained a merchant loan for additional working capital in the amount of $80,000. The merchant loan bears interest at a rate of 15% and calls for 130 daily payments of $861 for a total repayment amount of $112,000. Out of the net proceeds, the company also paid $20,000 in broker fees and loan fees of $750. As of November 30, 2013, the outstanding balance owed was $68,950.

On November 27, 2013, the Company obtained a merchant loan for additional working capital in the amount of $51,000. This loan requires 180 daily payments in the amount of $306 for a total repayment amount of $55,021. We netted gross proceeds of $46,032 after paying loan fees. As of November 30, 2013 the outstanding balance was $50,389.

On October 1, 2013, the Company borrowed 10,000 in principal from an unrelated investor. The note is due January 2, 2014 and bears interest at 22%. Monthly interest payments of $183.33 are due on the first of each month beginning on November 1, 2013 with the final payment of principal and interest due on January 2, 2014.

On November 5, 2013 and November 8, 2013, the Company entered into two, one-year promissory notes with accredited investors to borrow a total principal amount of $20,000. Each promissory note is $10,000 in principal balance, bears interest at 18% and requires monthly interest payments of $150 each. The company also issued 3,000,000 in cashless warrants as finder’s fees for these funds.

On November 1, 2013, the Company entered into a Settlement Agreement with its former legal counsel. The current balance owed to prior counsel is $145,523. Pursuant to the settlement agreement, the Company agreed to pay $50,000 in the form of a one year promissory note and transfer its 90% ownership interest and all marketing rights of Oncologix Corporation, one of its subsidiaries as full settlement of the current balance owed. The promissory note bears interest of 4% and requires monthly payment of $4,257 beginning on December 1, 2013. As of November 30, 2013 the outstanding balance was $45,909.

The following is a summary of future minimum payments on our notes payable as of November 30, 2013:

Related Conv.
Fiscal Year Ending August 31,	Notes Payable
2014	$ 301,546
2015	409,941
2016	87,623
2017	314,743